Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only) (Condensed Statements of Cash Flows) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES:
Net income	$ 2,500,000	$ 3,757,000	$ 3,444,000	$ 3,192,000	$ 3,160,000	$ 3,020,000	$ 2,824,000	$ 4,205,000	$ 12,893,000	$ 13,209,000
Adjustments to reconcile net income to net cash provided by operating activities:
Net security gains									(62,000)	(424,000)
Gains on repurchase of subordinated debentures									0	(2,264,000)
Net cash provided by operating activities									14,449,000	8,788,000
INVESTING ACTIVITIES
Purchases of premises and equipment									(1,509,000)	(9,595,000)
Net cash used in investing activities									(219,633,000)	(81,827,000)
FINANCING ACTIVITIES
Proceeds from exercise of stock options									509,047	549,918
Proceeds from capital offering									14,600,000
Repayment of long term debt									(66,000,000)	(47,000,000)
Dividends on common stock									(2,380,000)	(1,524,000)
Net cash provided by financing activities									249,543,000	90,777,000
Increase in cash and cash equivalents									44,359,000	17,738,000
SUPPLEMENTAL DISCLOSURES
Interest paid									9,447,000	8,798,000
Parent Company Only
OPERATING ACTIVITIES:
Net income									12,893,000	13,209,000
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiary									(10,515,000)	(5,808,000)
Net security gains									0	(177,000)
Gains on repurchase of subordinated debentures									0	(994,000)
Net change in other assets and other liabilities									(80,000)	118,000
Net cash provided by operating activities									2,298,000	6,348,000
INVESTING ACTIVITIES
Purchases of premises and equipment									(55,000)	(4,375,000)
Purchases of securities									(262,000)	(445,000)
Repayment of advances to subsidiary									0	7,230,000
Proceeds from sales of securities									0	769,000
Net cash used in investing activities									(317,000)	3,179,000
FINANCING ACTIVITIES
Proceeds from exercise of stock options									509,000	550,000
Proceeds from capital offering									0	14,412,000
Proceeds from advances from subsidiaries									0	2,625,000
Repayment of advances from subsidiaries									(83,000)	(59,000)
Repayment of long term debt									0	(2,891,000)
Investment in Bank									0	(21,500,000)
Dividends on common stock									(2,380,000)	(1,524,000)
Net cash provided by financing activities									(1,954,000)	(8,387,000)
Increase in cash and cash equivalents									27,000	1,140,000
Cash and cash equivalents, beginning of period				$ 1,606,000				$ 466,000	1,606,000	466,000
Cash and cash equivalents, end of period	$ 1,633,000				$ 1,606,000				1,633,000	1,606,000
SUPPLEMENTAL DISCLOSURES
Interest paid									$ 374,000	$ 273,000